Note 8 - Common Stock - Common Stock Reserved for Future Issuance (Details)	Dec. 31, 2016 shares
Common Stock, Reserved for Future Issuance (in shares)	95,106,312
Employee Stock Option [Member]
Common Stock, Reserved for Future Issuance (in shares)	32,751,578
Warrant [Member]
Common Stock, Reserved for Future Issuance (in shares)	4,705,500
Series B Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	285,714
Series C Convertible Preferred Stock [Member]
Common Stock, Reserved for Future Issuance (in shares)	57,363,520